                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ];             Amendment Number:___
      This Amendment(Check only one):            [  ] is a restatement
                                                 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Macquarie Investment Management Limited
Address:  Level 22, 20 Bond Street
          Sydney, NSW 2000
          Australia

Form 13F File Number:  28-13124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anton Allen
Title:  Division Director
Phone:  61 2 8237 4083

Signature, Place, and Date of Signing

/s/ Anton Allen               Sydney, Australia               November 6, 2009
---------------------------   -----------------               ----------------
       [Signature]              [City, State]                      [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X]   13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NO.            13F FILE #                                       NAME
---            ----------------------------------     -------------------------
01             028-13120                               Macquarie Group Limited